Stock Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stock Warrants [Abstract]
Schedule of company’s warrant activity

The following tables present all warrant activity of the Company for the nine months ended September 30, 2023 and 2022:

	Number of Warrants	Weighted- Average Exercise Price
Warrants outstanding at December 31, 2022	1,530,001	$38.07
Exercised	(35,000)	—
Warrants outstanding at September 30, 2023	1,495,001	$38.07
	Number of Warrants	Weighted- Average Exercise Price
Warrants outstanding at December 31, 2021	1,358	$4.00
Granted	128,476	427.00
Exercised	(8,295)	0.20
Warrants outstanding at September 30, 2022	121,539	$451.40

The following table presents all warrant activity of the Company for the years ended December 31, 2022 and 2021:

	Number of Warrants	Weighted- Average Exercise Price
Warrants outstanding at December 31, 2020	4,141	$4.00
Granted	1,891	4.00
Exercised	(4,672)	4.00
Warrants outstanding at December 31, 2021	1,360	4.00
Granted	1,541,937	38.57
Exercised	(10,296)	47.97
Canceled	(3,000)	246.00
Warrants outstanding at December 31, 2022	1,530,001	$38.07